CONVERTIBLE REDEEMABLE PREFERRED SHARES - Additional Information (Details)	1 Months Ended				12 Months Ended
	Jan. 31, 2022 USD ($) shares	Jan. 31, 2022 CNY (¥) shares	Nov. 30, 2020 USD ($) shares	Nov. 30, 2020 CNY (¥) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 CNY (¥) shares	Dec. 31, 2020 shares	Sep. 30, 2020 shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Mezzanine equity, shares outstanding						2,419,909
Issuance costs | $						$ 303,402
Conversion ratio					1
Percentage of redemption price per Preferred Share					100.00%
Interest rate per annum					8.00%
Initial interest rate per annum					12.00%
Internal rate of return					8.00%
Percentage of investment amount entitled to be received upon liquidation					100.00%
Percent of Company's distributable profits payable					100.00%
Voting rights ratio required to approve more than 30% dividend					30
Dividend declared or accrued | $					$ 0	0
Deemed dividend | $						2,084,786
Percent of change in fair value					2.00%
Contribution from preferred shareholders | $						$ 101,948
Series Seed Convertible Redeemable Preferred Shares [Member]
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued					4,675,347	4,675,347	5,699,962	5,699,962
Mezzanine equity, shares outstanding					4,675,347	4,675,347	5,699,962	5,699,962
Series Seed Convertible Redeemable Preferred Shares [Member] | Series A-1 investor
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares purchased										1,024,615
Series A Convertible Redeemable Preferred Shares [Member]
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued					5,205,637	5,205,637	7,352,952	7,352,952
Mezzanine equity, shares outstanding					5,205,637	5,205,637	7,352,952	7,352,952
Shares exchanged							7,352,952	7,352,952
Cash consideration							$ 3,160,565	¥ 20,000,000
Series A Convertible Redeemable Preferred Shares [Member] | Certain Series B investors
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares purchased										2,147,316
Shares redesignated										2,147,316
Series A-1 Convertible Redeemable Preferred Shares [Member]
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued					5,202,768	5,202,768	6,127,671	6,127,671
Mezzanine equity, shares outstanding					5,202,768	5,202,768	6,127,671	6,127,671
Shares exchanged							6,127,671	6,127,671
Cash consideration							$ 6,234,220	¥ 40,000,000
Series A-1 Convertible Redeemable Preferred Shares [Member] | Series A-1 investor
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares redesignated										1,024,615
Series A-1 Convertible Redeemable Preferred Shares [Member] | One Series B+ investor
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares purchased									678,093
Shares redesignated									678,093
Series A-1 Convertible Redeemable Preferred Shares [Member] | One Series B investor
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares purchased									762,855
Series A-1 Convertible Redeemable Preferred Shares [Member] | Two Series A-2 investors
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares purchased									508,570
Series A-2 Convertible Redeemable Preferred Shares [Member]
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued					3,540,046	3,540,046	3,031,476	3,031,476
Mezzanine equity, shares outstanding					3,540,046	3,540,046	3,031,476	3,031,476
Shares exchanged							3,031,476	3,031,476
Cash consideration							$ 2,990,878	¥ 20,000,000
Series A-2 Convertible Redeemable Preferred Shares [Member] | Two Series A-2 investors
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares redesignated									508,570
Series A-3 Convertible Redeemable Preferred Shares [Member]
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued					3,789,358	3,789,358	3,789,358	3,789,358
Mezzanine equity, shares outstanding					3,789,358	3,789,358	3,789,358	3,789,358
Shares exchanged							3,789,358	3,789,358
Cash consideration							$ 3,610,056	¥ 25,000,000
Series B and Series B Plus
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued			8,137,098	8,137,098
Interest rate per annum					8.00%
Initial interest rate per annum					12.00%
Percent of change in fair value					8.00%
Series B Convertible Redeemable Preferred Shares [Member]
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued			8,137,098	8,137,098	11,047,269	11,047,269
Mezzanine equity, shares outstanding					11,047,269	11,047,269
Issuance costs | $						$ 191,622
Series B Convertible Redeemable Preferred Shares [Member] | One Series B investor
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares redesignated									762,855
Series B Plus Convertible Redeemable Preferred Shares [Member]
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued					5,424,746	5,424,746
Mezzanine equity, shares outstanding					5,424,746	5,424,746
Shares exchanged			4,746,653	4,746,653
Cash consideration			$ 28,028,845	¥ 190,000,000
Issuance costs			$ 303,402	¥ 2,009,154		$ 111,780
Series C Convertible Redeemable Preferred Shares [Member]
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued	2,419,909	2,419,909				0
Mezzanine equity, shares outstanding						0
Cash consideration	$ 11,807,305	¥ 75,000,000